Offsetting of Derivative Assets and of Securities Purchased Under Agreements to Resell Within Consolidated Balance Sheet (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Other Assets (excluding Derivative Assets)	$ 3,029.4	$ 2,964.4
Federal Funds Sold	$ 29.6	$ 25.4